Inventories (Tables)	3 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories, net consisted of the following:

	March 31,	December 31,
	2018	2017
	U.S. $ in thousands
Finished goods	$67,910	$63,234
Work-in-process	2,770	2,271
Raw materials	49,385	50,212
	$120,065	$115,717